Stock-Based Compensation - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 1,421	$ 1,603	$ 1,941	$ 383
Research and development [Member]
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	490	1,247	1,416	224
Selling, general, and administrative [Member]
Schedule of Stock-based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 931	$ 356	$ 525	$ 159